PREMISES AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 3,612	$ 3,603
Less accumulated depreciation	3,158	3,061
Premises and equipment, total	454	542
Depreciation	97	98	$ 91
Land and Land Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	246	246
Building and Building Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	2,165	2,165
Furniture and Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 1,201	$ 1,192